PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Common Stocks 96.3%
Aerospace & Defense 1.5%
Boeing Co. (The)	13,204	$2,826,448
General Dynamics Corp.	6,012	894,706
Howmet Aerospace, Inc.	9,481	270,588
Huntington Ingalls Industries, Inc.	1,000	170,480
L3Harris Technologies, Inc.	5,376	1,016,172
Lockheed Martin Corp.	6,276	2,227,854
Northrop Grumman Corp.	3,928	1,196,940
Raytheon Technologies Corp.	38,131	2,726,748
Teledyne Technologies, Inc.*	1,000	391,980
Textron, Inc.	5,134	248,126
TransDigm Group, Inc.*(a)	1,360	841,636
		12,811,678
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	3,600	337,932
Expeditors International of Washington, Inc.	4,400	418,484
FedEx Corp.	6,146	1,595,625
United Parcel Service, Inc. (Class B Stock)	18,090	3,046,356
		5,398,397
Airlines 0.2%
Alaska Air Group, Inc.	3,100	161,200
American Airlines Group, Inc.(a)	12,550	197,914
Delta Air Lines, Inc.	15,100	607,171
Southwest Airlines Co.	14,374	669,972
United Airlines Holdings, Inc.*	5,900	255,175
		1,891,432
Auto Components 0.1%
Aptiv PLC	6,950	905,516
BorgWarner, Inc.	5,400	208,656
		1,114,172
Automobiles 1.9%
Ford Motor Co.	98,138	862,633
General Motors Co.	31,300	1,303,332
Tesla, Inc.*	18,800	13,266,596
		15,432,561

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks 3.7%
Bank of America Corp.	191,795	$5,813,306
Citigroup, Inc.	52,095	3,212,178
Citizens Financial Group, Inc.	9,900	354,024
Comerica, Inc.	3,461	193,331
Fifth Third Bancorp	16,973	467,946
First Republic Bank	4,300	631,799
Huntington Bancshares, Inc.	25,629	323,694
JPMorgan Chase & Co.	76,843	9,764,440
KeyCorp	23,035	378,004
M&T Bank Corp.	3,370	429,001
People’s United Financial, Inc.	10,400	134,472
PNC Financial Services Group, Inc. (The)	10,772	1,605,028
Regions Financial Corp.	22,574	363,893
SVB Financial Group*	1,340	519,692
Truist Financial Corp.	33,772	1,618,692
U.S. Bancorp	34,395	1,602,463
Wells Fargo & Co.	103,436	3,121,699
Zions Bancorp NA	3,600	156,384
		30,690,046
Beverages 1.6%
Brown-Forman Corp. (Class B Stock)	4,450	353,463
Coca-Cola Co. (The)	97,364	5,339,442
Constellation Brands, Inc. (Class A Stock)	4,300	941,915
Molson Coors Beverage Co. (Class B Stock)	4,094	185,008
Monster Beverage Corp.*	9,250	855,440
PepsiCo, Inc.	34,741	5,152,090
		12,827,358
Biotechnology 1.8%
AbbVie, Inc.	44,389	4,756,281
Alexion Pharmaceuticals, Inc.*	5,500	859,320
Amgen, Inc.	14,796	3,401,896
Biogen, Inc.*	3,970	972,094
Gilead Sciences, Inc.	31,400	1,829,364
Incyte Corp.*	4,800	417,504
Regeneron Pharmaceuticals, Inc.*	2,660	1,285,073
Vertex Pharmaceuticals, Inc.*	6,560	1,550,391
		15,071,923
Building Products 0.4%
A.O. Smith Corp.	3,200	175,424

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Allegion PLC	2,333	$271,515
Carrier Global Corp.	20,029	755,494
Fortune Brands Home & Security, Inc.	3,400	291,448
Johnson Controls International PLC	17,787	828,696
Masco Corp.	6,426	352,980
Trane Technologies PLC	6,200	899,992
		3,575,549
Capital Markets 2.7%
Ameriprise Financial, Inc.	3,061	594,844
Bank of New York Mellon Corp. (The)	19,938	846,169
BlackRock, Inc.	3,610	2,604,759
Cboe Global Markets, Inc.	2,800	260,736
Charles Schwab Corp. (The)	37,011	1,963,063
CME Group, Inc.	9,100	1,656,655
Franklin Resources, Inc.	6,442	160,986
Goldman Sachs Group, Inc. (The)	8,680	2,289,003
Intercontinental Exchange, Inc.	14,040	1,618,672
Invesco Ltd.	8,300	144,669
MarketAxess Holdings, Inc.	1,000	570,560
Moody’s Corp.	4,076	1,183,018
Morgan Stanley	35,990	2,466,395
MSCI, Inc.	2,100	937,713
Nasdaq, Inc.	3,000	398,220
Northern Trust Corp.	5,162	480,789
Raymond James Financial, Inc.	3,100	296,577
S&P Global, Inc.	6,070	1,995,391
State Street Corp.	8,962	652,254
T. Rowe Price Group, Inc.	5,800	878,062
		21,998,535
Chemicals 1.8%
Air Products & Chemicals, Inc.	5,702	1,557,900
Albemarle Corp.	2,540	374,701
Celanese Corp.	2,900	376,826
CF Industries Holdings, Inc.	4,700	181,937
Corteva, Inc.	18,209	705,052
Dow, Inc.	18,509	1,027,250
DuPont de Nemours, Inc.	18,609	1,323,286
Eastman Chemical Co.	3,386	339,548
Ecolab, Inc.	6,242	1,350,519
FMC Corp.	3,200	367,776
International Flavors & Fragrances, Inc.(a)	2,815	306,385

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Linde PLC (United Kingdom)	13,368	$3,522,602
LyondellBasell Industries NV (Class A Stock)	6,500	595,790
Mosaic Co. (The)	8,300	190,983
PPG Industries, Inc.	6,048	872,243
Sherwin-Williams Co. (The)	2,096	1,540,371
		14,633,169
Commercial Services & Supplies 0.4%
Cintas Corp.	2,260	798,820
Copart, Inc.*	5,300	674,425
Republic Services, Inc.	5,335	513,760
Rollins, Inc.	5,175	202,187
Waste Management, Inc.	9,813	1,157,247
		3,346,439
Communications Equipment 0.8%
Arista Networks, Inc.*	1,450	421,327
Cisco Systems, Inc.	106,244	4,754,419
F5 Networks, Inc.*	1,500	263,910
Juniper Networks, Inc.	7,400	166,574
Motorola Solutions, Inc.	4,356	740,781
		6,347,011
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	3,400	370,464
Quanta Services, Inc.	3,500	252,070
		622,534
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,700	482,749
Vulcan Materials Co.	3,500	519,085
		1,001,834
Consumer Finance 0.5%
American Express Co.	16,399	1,982,803
Capital One Financial Corp.	11,466	1,133,414
Discover Financial Services	7,718	698,711
Synchrony Financial	13,265	460,428
		4,275,356

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.3%
Amcor PLC	37,160	$437,373
Avery Dennison Corp.	2,138	331,625
Ball Corp.	8,328	776,003
International Paper Co.	9,684	481,489
Packaging Corp. of America	2,370	326,847
Sealed Air Corp.	3,836	175,650
Westrock Co.	6,033	262,617
		2,791,604
Distributors 0.1%
Genuine Parts Co.	3,799	381,534
LKQ Corp.*	6,700	236,108
Pool Corp.	900	335,250
		952,892
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	49,090	11,382,498
Diversified Telecommunication Services 1.4%
AT&T, Inc.	179,307	5,156,869
CenturyLink, Inc.	22,679	221,120
Verizon Communications, Inc.	104,433	6,135,439
		11,513,428
Electric Utilities 1.7%
Alliant Energy Corp.	6,000	309,180
American Electric Power Co., Inc.	12,491	1,040,125
Duke Energy Corp.	18,639	1,706,587
Edison International	9,462	594,403
Entergy Corp.	5,115	510,682
Evergy, Inc.	5,600	310,856
Eversource Energy	8,600	743,986
Exelon Corp.	24,512	1,034,897
FirstEnergy Corp.	13,377	409,470
NextEra Energy, Inc.	49,128	3,790,225
NRG Energy, Inc.	6,100	229,055
Pinnacle West Capital Corp.	2,600	207,870
PPL Corp.	18,452	520,346
Southern Co. (The)	26,215	1,610,387
Xcel Energy, Inc.	12,983	865,577
		13,883,646

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.5%
AMETEK, Inc.	5,900	$713,546
Eaton Corp. PLC	10,193	1,224,587
Emerson Electric Co.	15,150	1,217,605
Rockwell Automation, Inc.	2,943	738,134
		3,893,872
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)	7,700	1,006,929
CDW Corp.	3,500	461,265
Corning, Inc.	18,497	665,892
FLIR Systems, Inc.	2,900	127,107
IPG Photonics Corp.*	900	201,411
Keysight Technologies, Inc.*(a)	4,700	620,823
TE Connectivity Ltd.	8,250	998,827
Vontier Corp.*	3,180	106,212
Zebra Technologies Corp. (Class A Stock)*	1,400	538,062
		4,726,528
Energy Equipment & Services 0.2%
Baker Hughes Co.	15,845	330,368
Halliburton Co.	20,922	395,426
National Oilwell Varco, Inc.	9,300	127,689
Schlumberger NV	33,932	740,736
TechnipFMC PLC (United Kingdom)	8,700	81,780
		1,675,999
Entertainment 2.2%
Activision Blizzard, Inc.	19,500	1,810,575
Electronic Arts, Inc.	7,300	1,048,280
Live Nation Entertainment, Inc.*	3,700	271,876
Netflix, Inc.*	11,200	6,056,176
Take-Two Interactive Software, Inc.*	2,900	602,591
Walt Disney Co. (The)*	45,636	8,268,330
		18,057,828
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	3,100	552,482
American Tower Corp.	11,150	2,502,729
AvalonBay Communities, Inc.	3,611	579,313
Boston Properties, Inc.	3,680	347,870
Crown Castle International Corp.	10,800	1,719,252

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Digital Realty Trust, Inc.	7,000	$976,570
Duke Realty Corp.	8,700	347,739
Equinix, Inc.	2,266	1,618,332
Equity Residential	8,500	503,880
Essex Property Trust, Inc.	1,700	403,614
Extra Space Storage, Inc.	3,400	393,924
Federal Realty Investment Trust	1,800	153,216
Healthpeak Properties, Inc.	12,900	389,967
Host Hotels & Resorts, Inc.	16,336	238,996
Iron Mountain, Inc.	7,105	209,455
Kimco Realty Corp.	10,700	160,607
Mid-America Apartment Communities, Inc.	2,770	350,931
Prologis, Inc.	18,637	1,857,363
Public Storage	3,900	900,627
Realty Income Corp.	8,700	540,879
Regency Centers Corp.	3,600	164,124
SBA Communications Corp.	2,800	789,964
Simon Property Group, Inc.	7,689	655,718
SL Green Realty Corp.	1,600	95,328
UDR, Inc.	6,900	265,167
Ventas, Inc.	8,933	438,074
Vornado Realty Trust	3,284	122,625
Welltower, Inc.	10,500	678,510
Weyerhaeuser Co.	18,239	611,554
		18,568,810
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	11,158	4,204,111
Kroger Co. (The)	19,168	608,776
Sysco Corp.	12,580	934,191
Walgreens Boots Alliance, Inc.	17,978	716,962
Walmart, Inc.	35,086	5,057,647
		11,521,687
Food Products 0.9%
Archer-Daniels-Midland Co.	13,859	698,632
Campbell Soup Co.	4,347	210,178
Conagra Brands, Inc.	12,043	436,679
General Mills, Inc.	15,144	890,467
Hershey Co. (The)	3,816	581,291
Hormel Foods Corp.	6,700	312,287
J.M. Smucker Co. (The)	2,800	323,680
Kellogg Co.	6,170	383,959

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Kraft Heinz Co. (The)	16,055	$556,467
Lamb Weston Holdings, Inc.	3,600	283,464
McCormick & Co., Inc.	6,400	611,840
Mondelez International, Inc. (Class A Stock)	35,966	2,102,932
Tyson Foods, Inc. (Class A Stock)	7,100	457,524
		7,849,400
Gas Utilities 0.0%
Atmos Energy Corp.	3,100	295,833
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	44,613	4,884,677
ABIOMED, Inc.*	1,200	389,040
Align Technology, Inc.*	1,830	977,916
Baxter International, Inc.	12,874	1,033,010
Becton, Dickinson & Co.	7,465	1,867,892
Boston Scientific Corp.*	35,772	1,286,004
Cooper Cos., Inc. (The)	1,300	472,316
Danaher Corp.	16,020	3,558,683
Dentsply Sirona, Inc.	5,200	272,272
DexCom, Inc.*	2,500	924,300
Edwards Lifesciences Corp.*	15,810	1,442,346
Hologic, Inc.*	6,400	466,112
IDEXX Laboratories, Inc.*	2,180	1,089,717
Intuitive Surgical, Inc.*	3,010	2,462,481
Medtronic PLC	33,815	3,961,089
ResMed, Inc.	3,670	780,095
STERIS PLC	2,200	416,988
Stryker Corp.	8,330	2,041,183
Teleflex, Inc.	1,200	493,884
Varian Medical Systems, Inc.*	2,300	402,523
West Pharmaceutical Services, Inc.	1,840	521,290
Zimmer Biomet Holdings, Inc.	5,311	818,372
		30,562,190
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	3,860	377,354
Anthem, Inc.	6,260	2,010,023
Cardinal Health, Inc.	7,073	378,830
Centene Corp.*	14,408	864,912
Cigna Corp.	9,168	1,908,594
CVS Health Corp.	32,946	2,250,212
DaVita, Inc.*	2,000	234,800

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
HCA Healthcare, Inc.	6,700	$1,101,882
Henry Schein, Inc.*	3,600	240,696
Humana, Inc.	3,370	1,382,610
Laboratory Corp. of America Holdings*	2,600	529,230
McKesson Corp.	4,026	700,202
Quest Diagnostics, Inc.	3,300	393,261
UnitedHealth Group, Inc.	23,948	8,398,085
Universal Health Services, Inc. (Class B Stock)	1,970	270,875
		21,041,566
Health Care Technology 0.1%
Cerner Corp.	7,700	604,296
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	16,200	350,892
Chipotle Mexican Grill, Inc.*	750	1,040,033
Darden Restaurants, Inc.	3,353	399,409
Domino’s Pizza, Inc.	1,000	383,460
Hilton Worldwide Holdings, Inc.	7,060	785,496
Las Vegas Sands Corp.	7,960	474,416
Marriott International, Inc. (Class A Stock)	6,840	902,333
McDonald’s Corp.	18,880	4,051,270
MGM Resorts International	9,300	293,043
Norwegian Cruise Line Holdings Ltd.*(a)	6,400	162,752
Royal Caribbean Cruises Ltd.	4,600	343,574
Starbucks Corp.	29,480	3,153,770
Wynn Resorts Ltd.	2,500	282,075
Yum! Brands, Inc.	7,464	810,292
		13,432,815
Household Durables 0.4%
D.R. Horton, Inc.	8,200	565,144
Garmin Ltd.	3,900	466,674
Leggett & Platt, Inc.	2,600	115,180
Lennar Corp. (Class A Stock)	7,000	533,610
Mohawk Industries, Inc.*	1,540	217,063
Newell Brands, Inc.	9,227	195,889
NVR, Inc.*	90	367,188
PulteGroup, Inc.	6,311	272,130
Whirlpool Corp.	1,685	304,126
		3,037,004

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 1.6%
Church & Dwight Co., Inc.	6,200	$540,826
Clorox Co. (The)	3,232	652,605
Colgate-Palmolive Co.	21,460	1,835,045
Kimberly-Clark Corp.	8,716	1,175,178
Procter & Gamble Co. (The)	62,463	8,691,102
		12,894,756
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	15,900	373,650
Industrial Conglomerates 1.2%
3M Co.	14,638	2,558,576
General Electric Co.	218,807	2,363,116
Honeywell International, Inc.	17,785	3,782,869
Roper Technologies, Inc.	2,680	1,155,321
		9,859,882
Insurance 1.8%
Aflac, Inc.	16,100	715,967
Allstate Corp. (The)	7,708	847,340
American International Group, Inc.	21,451	812,135
Aon PLC (Class A Stock)	5,789	1,223,042
Arthur J. Gallagher & Co.	4,800	593,808
Assurant, Inc.	1,500	204,330
Chubb Ltd.	11,453	1,762,846
Cincinnati Financial Corp.	3,807	332,618
Everest Re Group Ltd.	1,150	269,204
Globe Life, Inc.	2,533	240,534
Hartford Financial Services Group, Inc. (The)	8,553	418,926
Lincoln National Corp.	3,951	198,775
Loews Corp.	5,517	248,375
Marsh & McLennan Cos., Inc.	12,740	1,490,580
MetLife, Inc.	19,050	894,397
Principal Financial Group, Inc.	6,300	312,543
Progressive Corp. (The)	14,616	1,445,230
Prudential Financial, Inc.(g)	10,100	788,507
Travelers Cos., Inc. (The)	6,531	916,756
Unum Group	3,626	83,180
W.R. Berkley Corp.	3,300	219,186
Willis Towers Watson PLC	3,300	695,244
		14,713,523

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 5.3%
Alphabet, Inc. (Class A Stock)*	7,670	$13,442,749
Alphabet, Inc. (Class C Stock)*	7,402	12,967,416
Facebook, Inc. (Class A Stock)*	60,810	16,610,859
Twitter, Inc.*	19,700	1,066,755
		44,087,779
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.*	10,775	35,093,421
Booking Holdings, Inc.*	1,080	2,405,451
eBay, Inc.	16,440	826,110
Etsy, Inc.*	3,100	551,521
Expedia Group, Inc.	3,300	436,920
		39,313,423
IT Services 5.3%
Accenture PLC (Class A Stock)	16,090	4,202,869
Akamai Technologies, Inc.*	4,100	430,459
Automatic Data Processing, Inc.	10,848	1,911,418
Broadridge Financial Solutions, Inc.	2,900	444,280
Cognizant Technology Solutions Corp. (Class A Stock)	13,500	1,106,325
DXC Technology Co.	6,359	163,744
Fidelity National Information Services, Inc.	15,560	2,201,118
Fiserv, Inc.*	14,100	1,605,426
FleetCor Technologies, Inc.*	2,260	616,596
Gartner, Inc.*	2,270	363,631
Global Payments, Inc.	7,494	1,614,357
International Business Machines Corp.	22,574	2,841,615
Jack Henry & Associates, Inc.	1,900	307,781
Leidos Holdings, Inc.	3,400	357,408
Mastercard, Inc. (Class A Stock)	22,200	7,924,068
Paychex, Inc.	8,125	757,088
PayPal Holdings, Inc.*	29,610	6,934,662
VeriSign, Inc.*	2,580	558,312
Visa, Inc. (Class A Stock)	42,750	9,350,707
Western Union Co. (The)	9,352	205,183
		43,897,047
Leisure Products 0.0%
Hasbro, Inc.	3,154	295,025
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	7,698	912,136

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Bio-Rad Laboratories, Inc. (Class A Stock)*	600	$349,764
Illumina, Inc.*	3,730	1,380,100
IQVIA Holdings, Inc.*	4,910	879,725
Mettler-Toledo International, Inc.*	610	695,205
PerkinElmer, Inc.	2,970	426,195
Thermo Fisher Scientific, Inc.	10,032	4,672,705
Waters Corp.*	1,620	400,820
		9,716,650
Machinery 1.6%
Caterpillar, Inc.	13,796	2,511,148
Cummins, Inc.	3,806	864,343
Deere & Co.	7,980	2,147,019
Dover Corp.	3,562	449,702
Flowserve Corp.	2,500	92,125
Fortive Corp.	7,950	563,019
IDEX Corp.	2,000	398,400
Illinois Tool Works, Inc.	7,386	1,505,858
Ingersoll Rand, Inc.*	9,129	415,917
Otis Worldwide Corp.	9,964	673,068
PACCAR, Inc.	8,864	764,786
Parker-Hannifin Corp.	3,368	917,477
Pentair PLC	3,646	193,566
Snap-on, Inc.	1,442	246,784
Stanley Black & Decker, Inc.	3,988	712,097
Westinghouse Air Brake Technologies Corp.	4,160	304,512
Xylem, Inc.	4,350	442,787
		13,202,608
Media 1.3%
Charter Communications, Inc. (Class A Stock)*	3,760	2,487,428
Comcast Corp. (Class A Stock)	115,020	6,027,048
Discovery, Inc. (Class A Stock)*	3,000	90,270
Discovery, Inc. (Class C Stock)*	6,500	170,235
DISH Network Corp. (Class A Stock)*	5,333	172,469
Fox Corp. (Class A Stock)	7,866	229,058
Fox Corp. (Class B Stock)	3,666	105,874
Interpublic Group of Cos., Inc. (The)	9,788	230,214
News Corp. (Class A Stock)	9,075	163,078
News Corp. (Class B Stock)	1,800	31,986

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Omnicom Group, Inc.	5,134	$320,208
ViacomCBS, Inc. (Class B Stock)	13,597	506,624
		10,534,492
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	35,692	928,706
Newmont Corp.	20,097	1,203,609
Nucor Corp.	7,212	383,606
		2,515,921
Multiline Retail 0.5%
Dollar General Corp.	6,200	1,303,860
Dollar Tree, Inc.*	5,942	641,974
Target Corp.	12,682	2,238,753
		4,184,587
Multi-Utilities 0.8%
Ameren Corp.	6,269	489,358
CenterPoint Energy, Inc.	13,479	291,685
CMS Energy Corp.	7,200	439,272
Consolidated Edison, Inc.	8,551	617,981
Dominion Energy, Inc.	20,650	1,552,880
DTE Energy Co.	4,887	593,331
NiSource, Inc.	8,800	201,872
Public Service Enterprise Group, Inc.	12,394	722,570
Sempra Energy	7,378	940,031
WEC Energy Group, Inc.	7,733	711,668
		6,560,648
Oil, Gas & Consumable Fuels 1.9%
Apache Corp.	6,948	98,592
Cabot Oil & Gas Corp.	9,000	146,520
Chevron Corp.	48,347	4,082,904
Concho Resources, Inc.	4,400	256,740
ConocoPhillips	26,257	1,050,017
Devon Energy Corp.	9,400	148,614
Diamondback Energy, Inc.	3,300	159,720
EOG Resources, Inc.	14,000	698,180
Exxon Mobil Corp.	106,252	4,379,708
Hess Corp.	6,334	334,372
HollyFrontier Corp.	2,600	67,210

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Kinder Morgan, Inc.	47,680	$651,786
Marathon Oil Corp.	16,678	111,242
Marathon Petroleum Corp.	15,776	652,495
Occidental Petroleum Corp.	19,679	340,644
ONEOK, Inc.	10,600	406,828
Phillips 66	10,628	743,322
Pioneer Natural Resources Co.	4,100	466,949
Valero Energy Corp.	10,200	577,014
Williams Cos., Inc. (The)	29,692	595,325
		15,968,182
Personal Products 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,770	1,535,916
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	56,679	3,515,798
Catalent, Inc.*	3,900	405,873
Eli Lilly & Co.	20,097	3,393,178
Johnson & Johnson	66,309	10,435,711
Merck & Co., Inc.	63,793	5,218,267
Perrigo Co. PLC	2,800	125,216
Pfizer, Inc.	139,863	5,148,357
Viatris, Inc.*	28,899	541,567
Zoetis, Inc.	12,000	1,986,000
		30,769,967
Professional Services 0.3%
Equifax, Inc.	3,130	603,589
IHS Markit Ltd.	9,200	826,436
Nielsen Holdings PLC	8,800	183,656
Robert Half International, Inc.	2,500	156,200
Verisk Analytics, Inc.	4,160	863,575
		2,633,456
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	8,100	508,032
Road & Rail 1.0%
CSX Corp.	19,318	1,753,108
J.B. Hunt Transport Services, Inc.	2,250	307,463
Kansas City Southern	2,400	489,912
Norfolk Southern Corp.	6,531	1,551,831

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Old Dominion Freight Line, Inc.	2,400	$468,432
Union Pacific Corp.	16,936	3,526,414
		8,097,160
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.*	30,250	2,774,228
Analog Devices, Inc.	9,347	1,380,832
Applied Materials, Inc.	23,088	1,992,495
Broadcom, Inc.	10,239	4,483,146
Intel Corp.	103,248	5,143,815
KLA Corp.	4,030	1,043,407
Lam Research Corp.	3,642	1,720,007
Maxim Integrated Products, Inc.	6,700	593,955
Microchip Technology, Inc.	6,560	906,002
Micron Technology, Inc.*	28,016	2,106,243
NVIDIA Corp.	15,640	8,167,208
Qorvo, Inc.*	2,871	477,361
QUALCOMM, Inc.	28,400	4,326,456
Skyworks Solutions, Inc.	4,200	642,096
Teradyne, Inc.	3,800	455,582
Texas Instruments, Inc.	23,252	3,816,351
Xilinx, Inc.	6,200	878,974
		40,908,158
Software 8.3%
Adobe, Inc.*	12,130	6,066,456
ANSYS, Inc.*	2,240	814,912
Autodesk, Inc.*	5,620	1,716,011
Cadence Design Systems, Inc.*	7,200	982,296
Citrix Systems, Inc.	3,160	411,116
Fortinet, Inc.*	3,400	505,002
Intuit, Inc.	6,650	2,526,002
Microsoft Corp.	190,712	42,418,163
NortonLifeLock, Inc.	14,017	291,273
Oracle Corp.	47,490	3,072,128
Paycom Software, Inc.*	1,250	565,313
salesforce.com, Inc.*	23,160	5,153,795
ServiceNow, Inc.*	4,970	2,735,637
Synopsys, Inc.*	3,900	1,011,036
Tyler Technologies, Inc.*	1,000	436,520
		68,705,660

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 2.1%
Advance Auto Parts, Inc.	1,650	$259,892
AutoZone, Inc.*	640	758,682
Best Buy Co., Inc.	5,800	578,782
CarMax, Inc.*	4,000	377,840
Gap, Inc. (The)	3,713	74,965
Home Depot, Inc. (The)	27,264	7,241,864
L Brands, Inc.	5,122	190,487
Lowe’s Cos., Inc.	18,566	2,980,029
O’Reilly Automotive, Inc.*	1,830	828,203
Ross Stores, Inc.	8,900	1,093,009
Tiffany & Co.	2,670	350,971
TJX Cos., Inc. (The)	29,928	2,043,783
Tractor Supply Co.	3,100	435,798
Ulta Beauty, Inc.*	1,520	436,483
		17,650,788
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	403,062	53,482,297
Hewlett Packard Enterprise Co.	30,702	363,818
HP, Inc.	33,902	833,650
NetApp, Inc.	5,400	357,696
Seagate Technology PLC	5,200	323,232
Western Digital Corp.	7,325	405,732
Xerox Holdings Corp.	3,625	84,064
		55,850,489
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	8,200	119,556
NIKE, Inc. (Class B Stock)	31,574	4,466,774
PVH Corp.	1,400	131,446
Ralph Lauren Corp.	1,100	114,114
Tapestry, Inc.	5,900	183,372
Under Armour, Inc. (Class A Stock)*	3,600	61,812
Under Armour, Inc. (Class C Stock)*	4,667	69,445
VF Corp.	8,136	694,895
		5,841,414
Tobacco 0.6%
Altria Group, Inc.	46,779	1,917,939
Philip Morris International, Inc.	39,079	3,235,350
		5,153,289

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.2%
Fastenal Co.	13,900	$678,737
United Rentals, Inc.*	1,800	417,438
W.W. Grainger, Inc.	1,134	463,058
		1,559,233
Water Utilities 0.1%
American Water Works Co., Inc.	4,500	690,615
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*	14,770	1,991,734

Total Common Stocks (cost $160,608,318)		796,843,974
Exchange-Traded Funds 1.5%
iShares Core S&P 500 ETF	21,860	8,206,026
SPDR S&P 500 ETF Trust	11,000	4,112,680

Total Exchange-Traded Funds (cost $11,026,429)		12,318,706

Total Long-Term Investments (cost $171,634,747)		809,162,680

Short-Term Investments 2.3%
Affiliated Mutual Funds 2.0%
PGIM Core Ultra Short Bond Fund(w)	14,249,117	14,249,117
PGIM Institutional Money Market Fund (cost $2,138,121; includes $2,137,015 of cash collateral for securities on loan)(b)(w)	2,143,950	2,142,878

Total Affiliated Mutual Funds (cost $16,387,238)		16,391,995

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $2,099,690)	0.070%	03/18/21	2,100	$2,099,709

Total Short-Term Investments (cost $18,486,928)				18,491,704

TOTAL INVESTMENTS 100.1% (cost $190,121,675)				827,654,384
Liabilities in excess of other assets(z) (0.1)%				(428,491)

Net Assets 100.0%				$827,225,893

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,066,320; cash collateral of $2,137,015 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
100	S&P 500 E-Mini Index	Mar. 2021	$18,744,000	$294,276
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).